Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,287,668.55
Total Fee Amount	177.83
Total Offset Amount	0.00
Net Fee	$ 177.83
Offering Table N/A
Offset Table N/A	N/A